Account Receivable - Trade, Net	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
ACCOUNT RECEIVABLE - TRADE, net
NOTE 5 -	ACCOUNTS RECEIVABLE - TRADE, net:

As of December 31, 2020 and 2019, the balance of accounts receivable - trade was comprised of open accounts.

As of December 31, 2020, the Company has no provision for credit losses. As of December 31, 2019, the Company has a provision for credit losses in an amount of $95 thousand. The Company has no customers that exceed their customary credit terms.

For the year ended December 31, 2020 and 2019, the Company recorded a debt write-off in an amount of $62 thousand and $29 thousand, respectively.